Income Taxes - Activity of Company's Unrecognized Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Income Tax Contingency [Line Items]
Balance at beginning of fiscal year	$ 31,026	$ 31,790		$ 6,981
Tax positions related to current year:
Additions	11,673	2,014	2,214	1,858
Reductions
Increase in unrecognized tax benefits for years prior to 2010	1,327	5,934	243	956
Tax positions related to prior years:
Additions related to change in estimate	1,327	5,934	243	956
Reductions	307	(700)
Payments	(197)	(1,182)
Lapses in statutes of limitations and settlements	(4,144)	(9,162)	(710)	(951)
Increase in tax position relating to acquisition				778
Acquired tax positions:
Additions related to reserves acquired from acquisitions	13,156	2,332
Increase in unrecognized tax benefits for 2010	11,673	2,014	2,214	1,858
Decrease in unrecognized tax benefits for lapse of statute of limitations	(4,144)	(9,162)	(710)	(951)
Balance as of the end of the fiscal year	$ 53,148	$ 31,026	$ 11,369	$ 9,622